UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-02280)

Exact name of registrant as specified in charter:	Putnam Convertible Securities Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 3012

Date of reporting period:	July 31, 2012

Item 1. Schedule of Investments:

Putnam Convertible Securities Fund

The fund's portfolio
7/31/12 (Unaudited)

CONVERTIBLE BONDS AND NOTES (68.5%)(a)
			Principal amount	Value

Advertising and marketing services (0.4%)

Digital River, Inc. cv. sr. unsec. notes 2s, 2030			$2,646,000	$2,480,625

				2,480,625
Aerospace and defense (1.1%)

AAR Corp. cv. sr. unsec. notes 2 1/4s, 2016			4,490,000	4,041,000

Triumph Group, Inc. 144A cv. sr. sub. notes 3.213s, 2026			1,130,000	2,596,175

				6,637,175
Airlines (—%)

Lufthansa Malta Blue 144A cv. company guaranty sr. unsec. notes 0 3/4s, 2017			17,000	23,531

				23,531
Automotive (1.8%)

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016			3,795,000	5,118,506

Navistar International Corp. cv. sr. unsec. sub. notes 3s, 2014			2,895,000	2,558,456

TRW Automotive, Inc. cv. company guaranty sr. unsec. notes 3 1/2s, 2015			2,170,000	3,300,353

				10,977,315
Biotechnology (6.3%)

Cubist Pharmaceuticals, Inc. cv. sr. unsec. notes 2 1/2s, 2017			3,435,000	5,517,469

Dendreon Corp. cv. sr. unsec. notes 2 7/8s, 2016			5,970,000	4,044,675

Gilead Sciences, Inc. cv. sr. unsec. notes 1 5/8s, 2016			6,740,000	9,183,250

Medicines Co. (The) 144A cv. sr. unsec. notes 1 3/8s, 2017			4,522,000	4,996,810

Onyx Pharmaceuticals, Inc. cv. sr. unsec. notes 4s, 2016			1,180,000	2,413,100

PDL BioPharma, Inc. cv. sr. unsec. notes 3 3/4s, 2015			4,665,000	5,154,825

United Therapeutics Corp. 144A cv. sr. notes 1s, 2016			5,275,000	6,826,378

				38,136,507
Broadcasting (1.0%)

XM Satellite Radio, Inc. 144A cv. company guaranty sr. unsec. sub. notes 7s, 2014			4,043,000	5,731,155

				5,731,155
Cable television (0.7%)

Virgin Media, Inc. cv. sr. unsec. notes 6 1/2s, 2016 (United Kingdom)			2,410,000	3,925,288

				3,925,288
Coal (1.0%)

Massey Energy Co. cv. company guaranty sr. unsub. notes 3 1/4s, 2015			3,575,000	3,056,625

Peabody Energy Corp. cv. jr. unsec. sub. debs. 4 3/4s, 2041			3,705,000	2,903,794

				5,960,419
Commercial and consumer services (2.8%)

Alliance Data Systems Corp. cv. sr. unsec. notes 1 3/4s, 2013			2,550,000	4,239,375

CBIZ, Inc. 144A cv. sr. sub. notes 4 7/8s, 2015			3,660,000	3,509,025

PHH Corp. cv. sr. unsec. notes 4s, 2014			3,740,000	3,669,875

Priceline.com, Inc. 144A cv. sr. unsec. unsub. notes 1s, 2018			5,304,000	5,671,037

				17,089,312
Communications equipment (0.5%)

Coinstar, Inc. cv. sr. unsec. unsub. notes 4s, 2014			2,300,000	3,136,625

				3,136,625
Computers (2.8%)

EMC Corp. cv. sr. unsec. notes 1 3/4s, 2013			880,000	1,460,800

EMC Corp. 144A cv. sr. unsec. notes 1 3/4s, 2013			5,360,000	8,897,600

SanDisk Corp. cv. sr. unsec. notes 1 1/2s, 2017			6,360,000	7,067,550

				17,425,950
Conglomerates (0.2%)

Siemens Financieringsmaatschappij NV cv. company guaranty sr. unsec. bonds 1.65s, 2019 (Netherland)			1,250,000	1,213,750

				1,213,750
Construction (0.6%)

CEMEX SAB de CV cv. unsec. sub. notes 4 7/8s, 2015 (Mexico)			4,185,000	3,745,575

				3,745,575
Consumer finance (1.2%)

DFC Global Corp. 144A cv. sr. unsec. unsub. notes 3 1/4s, 2017			6,744,000	7,522,258

				7,522,258
Consumer services (0.5%)

Hertz Global Holdings, Inc. cv. sr. unsec. notes 5 1/4s, 2014			1,815,000	2,765,606

				2,765,606
Electrical equipment (0.2%)

WESCO International, Inc. cv. company guaranty sr. unsec. notes 6s, 2029			714,000	1,496,723

				1,496,723
Electronics (6.8%)

Advanced Micro Devices, Inc. cv. sr. unsec. notes 6s, 2015			7,391,000	7,455,671

Intel Corp. cv. jr. sub. notes 3 1/4s, 2039			6,325,000	8,356,906

Mentor Graphics Corp. cv. sub. unsec. notes 4s, 2031			4,175,000	4,582,063

Micron Technology, Inc. 144A cv. sr. unsec. notes 3 1/8s, 2032			3,276,000	3,087,630

Micron Technology, Inc. 144A cv. sr. unsec. notes 2 3/8s, 2032			3,277,000	3,127,487

TTM Technologies, Inc. cv. sr. unsec. notes 3 1/4s, 2015			5,930,000	6,219,384

Vishay Intertechnology, Inc. 144A cv. sr. unsec. notes 2 1/4s, 2041			4,660,000	3,522,028

Xilinx, Inc. cv. sr. unsec. notes 2 5/8s, 2017			4,125,000	5,295,469

				41,646,638
Health-care services (1.3%)

Brookdale Senior Living, Inc. cv. sr. unsec. unsub. notes 2 3/4s, 2018			5,522,000	5,232,095

Providence Service Corp. (The) cv. sr. unsec. sub. notes 6 1/2s, 2014			2,493,000	2,455,605

				7,687,700
Homebuilding (2.2%)

Forest City Enterprises, Inc. cv. sr. unsec. notes 4 1/4s, 2018			4,900,000	4,844,875

Lennar Corp. 144A cv. sr. notes 2 3/4s, 2020			3,107,000	4,613,895

Ryland Group, Inc. (The) cv. company guaranty sr. unsub. notes 1 5/8s, 2018			3,505,000	3,759,113

				13,217,883
Investment banking/Brokerage (1.9%)

Ares Capital Corp. cv. sr. unsec. notes 5 3/4s, 2016			300,000	315,030

Ares Capital Corp. 144A cv. sr. unsec. notes 5 3/4s, 2016			7,023,000	7,365,371

KKR Financial Holdings, LLC cv. sr. unsec. notes 7 1/2s, 2017			2,765,000	3,915,931

				11,596,332
Lodging/Tourism (2.8%)

Gaylord Entertainment Co. 144A cv. company guaranty sr. unsec. notes 3 3/4s, 2014			2,005,000	2,864,644

Host Hotels & Resorts LP 144A cv. company guaranty sr. unsec. notes 2 1/2s, 2029(R)			5,030,000	6,256,063

MGM Resorts International Co. cv. company guaranty sr. unsec. notes 4 1/4s, 2015			8,140,000	8,058,600

				17,179,307
Manufacturing (1.3%)

General Cable Corp. cv. unsec. sub. notes stepped-coupon 4 1/2s (2 1/4s, 11/15/19) 2029(STP)			4,205,000	4,152,438

Trinity Industries, Inc. cv. unsec. sub. notes 3 7/8s, 2036			3,995,000	4,049,931

				8,202,369
Media (2.6%)

Liberty Interactive, LLC cv. sr. unsec. unsub. notes 3 1/8s, 2023			7,200,000	8,982,000

Liberty Media, LLC cv. sr. unsec. unsub. notes 3 1/2s, 2031			8,850,000	3,860,813

MasTec, Inc. cv. company guaranty sr. unsec. unsub. notes 4 1/4s, 2014			2,465,000	3,142,875

				15,985,688
Medical technology (2.2%)

China Medical Technologies, Inc. cv. sr. unsec. bonds Ser. CMT, 4s, 2013 (China) (In default)(F)(NON)			3,213,000	710,073

China Medical Technologies, Inc. 144A cv. sr. unsec. notes 6 1/4s, 2016 (China) (In default)(F)(NON)			3,544,000	994,092

Hologic, Inc. cv. sr. unsec. notes stepped-coupon 2s (zero %, 12/15/16) 2037(STP)			5,070,000	5,488,275

Teleflex, Inc. cv. sr. unsec. sub. notes 3 7/8s, 2017			5,206,000	6,247,200

				13,439,640
Metals (3.3%)

Newmont Mining Corp. cv. company guaranty sr. unsub. notes 1 5/8s, 2017			4,450,000	5,634,813

Royal Gold, Inc. cv. sr. unsec. notes 2 7/8s, 2019			3,754,000	3,880,698

Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014			4,895,000	5,274,363

U.S. Steel Corp. cv. sr. unsec. notes 4s, 2014			5,260,000	5,391,500

				20,181,374
Oil and gas (2.2%)

Chesapeake Energy Corp. cv. company guaranty sr. unsec. notes 2 1/2s, 2037			5,165,000	4,519,375

Endeavour International Corp. cv. company guaranty sr. unsec. unsub. notes 5 1/2s, 2016			3,107,000	2,703,090

Goodrich Petroleum Corp. cv. sr. unsec. unsub. notes 5s, 2029			3,485,000	3,197,488

Stone Energy Corp. cv. company guaranty sr. unsec. notes 1 3/4s, 2017			3,445,000	3,285,669

				13,705,622
Pharmaceuticals (0.9%)

Endo Pharmaceuticals Holdings, Inc. cv. sr. unsec. sub. notes 1 3/4s, 2015			4,720,000	5,563,700

				5,563,700
Real estate (1.4%)

Digital Realty Trust LP 144A cv. sr. unsec. notes 5 1/2s, 2029(R)			2,120,000	4,067,750

Morgans Hotel Group Co. cv. sr. sub. notes 2 3/8s, 2014			5,145,000	4,521,169

				8,588,919
Retail (1.4%)

Group 1 Automotive, Inc. cv. sr. unsec. notes 2 1/4s, 2036(STP)			1,874,000	2,062,590

Iconix Brand Group, Inc. 144A cv. sr. unsec. sub. notes 2 1/2s, 2016			2,558,000	2,487,655

Sonic Automotive, Inc. cv. sr. unsec. notes 5s, 2029			2,800,000	4,263,000

				8,813,245
Semiconductor (2.5%)

Linear Technology Corp. cv. sr. unsec. unsub. notes Ser. A, 3s, 2027			4,685,000	4,895,825

Novellus Systems, Inc. cv. sr. unsec. notes 2 5/8s, 2041			4,965,000	5,796,638

Photronics, Inc. 144A cv. sr. notes 3 1/4s, 2016			4,763,000	4,652,022

				15,344,485
Shipping (0.3%)

Genco Shipping & Trading, Ltd. cv. sr. unsec. notes 5s, 2015			4,400,000	1,870,000

				1,870,000
Software (5.1%)

DealerTrack Holdings, Inc.. 144A cv. company guaranty sr. unsec. notes 1 1/2s, 2017			4,338,000	4,602,618

Microsoft Corp. 144A cv. sr. unsec. notes zero %, 2013			4,551,000	4,755,795

Safeguard Scientifics, Inc. cv. sr. unsec. sub. notes 10 1/8s, 2014			8,600,000	11,094,000

SYNNEX Corp. cv. sr. notes 4s, 2018			2,485,000	3,022,381

TeleCommunication Systems, Inc. 144A cv. sr. unsec. notes 4 1/2s, 2014			5,205,000	4,242,075

TIBCO Software, Inc. 144A cv. sr. unsec. notes 2 1/4s, 2032			3,519,000	3,484,162

				31,201,031
Technology (1.9%)

CACI International, Inc. cv. sr. unsec. sub. notes 2 1/8s, 2014			4,090,000	4,729,063

CACI International, Inc. 144A cv. sr. unsec. sub. notes 2 1/8s, 2014			880,000	1,017,500

ON Semiconductor Corp. cv. company guaranty sr. unsec. sub. notes Ser. B, 2 5/8s, 2026			5,307,000	5,718,293

				11,464,856
Technology services (1.3%)

DST Systems, Inc. cv. sr. unsec. unsub. bonds FRB Ser. C, zero %, 2023			6,360,000	7,814,850

				7,814,850
Telecommunications (3.7%)

Equinix, Inc. cv. unsec. sub. notes 3s, 2014			4,885,000	8,408,306

Level 3 Communications, Inc. cv. sr. unsec. unsub. notes 6 1/2s, 2016			3,330,000	4,300,029

Powerwave Technologies, Inc. cv. sr. unsec. sub. notes 3 7/8s, 2027			5,121,000	691,335

SBA Communications Corp. cv. sr. unsec. notes 1 7/8s, 2013			6,645,000	9,527,269

				22,926,939
Telephone (0.7%)

Leap Wireless International, Inc. cv. sr. unsec. notes 4 1/2s, 2014			4,845,000	4,554,300

				4,554,300
Trucks and parts (0.9%)

Meritor, Inc. cv. company guaranty sr. unsec. notes stepped-coupon 4 5/8s (zero %, 3/1/16) 2026(STP)			6,275,000	5,459,250

				5,459,250
Waste Management (0.7%)

Covanta Holding Corp. cv. sr. unsec. notes 3 1/4s, 2014			3,790,000	4,462,725

				4,462,725

Total convertible bonds and notes (cost $405,862,577)				$419,174,667

CONVERTIBLE PREFERRED STOCKS (25.6%)(a)
			Shares	Value

Aerospace and defense (1.4%)

United Technologies Corp. $3.75 cv. pfd.(NON)			160,985	$8,491,959

				8,491,959
Automotive (1.1%)

General Motors Co. Ser. B, $2.375 cv. pfd.			194,630	6,544,434

				6,544,434
Banking (6.8%)

Bank of America Corp. Ser. L, 7.25% cv. pfd.			10,685	10,831,919

Citigroup, Inc. $7.50 cv. pfd.			111,455	9,546,121

Huntington Bancshares Ser. A, 8.50% cv. pfd.			1,827	2,183,265

Oriental Financial Group 144A Ser. C, 8.75% cv. pfd. (Puerto Rico)(NON)			3,077	3,326,237

Wells Fargo & Co. Ser. L, 7.50% cv. pfd.			11,790	13,629,240

Wintrust Financial Corp. $3.75 cv. pfd.			41,377	2,292,286

				41,809,068
Communications equipment (0.5%)

Lucent Technologies Capital Trust I 7.75% cv. pfd.			6,505	3,577,750

				3,577,750
Consumer (1.4%)

Stanley Black & Decker, Inc. $4.75 cv. pfd.			70,206	8,396,638

				8,396,638
Electric utilities (2.5%)

NextEra Energy, Inc. $2.799 cv. pfd.(NON)			119,460	6,203,558

PPL Corp. $4.375 cv. pfd.			164,060	8,906,817

				15,110,375
Financial (1.4%)

AMG Capital Trust II $2.575 cv. pfd.			190,390	8,448,556

				8,448,556
Food (0.7%)

Bunge, Ltd. $4.875 cv. pfd.			31,470	3,045,667

Dole Food Automatic Exchange 144A 7.00% cv. pfd.(NON)			112,446	1,254,256

				4,299,923
Insurance (1.4%)

Hartford Financial Services Group, Inc. (The) Ser. F, $1.182 cv. pfd.			20,765	368,371

MetLife, Inc. $3.75 cv. pfd.			127,133	7,969,968

				8,338,339
Media (2.7%)

Interpublic Group of Cos, Inc. (The) Ser. B, 5.25% cv. pfd.			8,530	8,423,375

Nielsen Holdings NV $3.125 cv. pfd.			143,960	7,899,805

				16,323,180
Oil and gas (1.4%)

Apache Corp. Ser. D, $3.00 cv. pfd.			113,366	5,519,507

Chesapeake Energy Corp. 144A 5.75% cv. pfd.			3,694	3,241,485

				8,760,992
Real estate (3.6%)

Alexandria Real Estate Equities, Inc. Ser. D, $1.75 cv. pfd.(R)			282,425	7,484,263

Entertainment Properties Trust Ser. C, $1.438 cum. cv. pfd.(R)			325,175	6,552,666

Health Care REIT, Inc. Ser. I, $3.25 cv. pfd.(R)			148,315	8,402,045

				22,438,974
Shipping (0.7%)

Swift Mandatory Common Exchange Security Trust 144A 6.00% cv. pfd.			505,665	4,324,700

				4,324,700

Total convertible preferred stocks (cost $162,674,932)				$156,864,888

COMMON STOCKS (1.3%)(a)
			Shares	Value

Brazil Ethanol, Inc. 144A (Unit)(NON)			312,500	$3,125

Comcast Corp. Class A			43,520	1,416,576

DISH Network Corp. Class A			41,910	1,289,152

Hartford Financial Services Group, Inc. (The)			90,365	1,486,504

Hess Corp.			22,235	1,048,603

Oil States International, Inc.(NON)			18,095	1,315,507

Oracle Corp.			45,700	1,380,140

Total common stocks (cost $10,631,290)				$7,939,607

CORPORATE BONDS AND NOTES (0.7%)(a)
			Principal amount	Value

Jazz Technologies, Inc. company guaranty sr. unsec. notes 8s, 2015			$2,857,000	$2,185,605

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/8s, 2019			1,840,000	1,821,590

Total corporate bonds and notes (cost $4,357,960)				$4,007,195

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Tower Semiconductor, Ltd. 144A (Israel)(F)	6/30/15	$0.01	1,085,630	$260,551

Total warrants (cost $217,126)				$260,551

SHORT-TERM INVESTMENTS (3.6%)(a)
			Shares	Value

Putnam Money Market Liquidity Fund 0.13%(e)			21,971,065	$21,971,065

Total short-term investments (cost $21,971,065)				$21,971,065

TOTAL INVESTMENTS

Total investments (cost $605,714,950)(b)				$610,217,973

Key to holding's abbreviations
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2011 through July 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $611,588,975.
(b)	The aggregate identified cost on a tax basis is $606,531,370, resulting in gross unrealized appreciation and depreciation of $49,429,445 and $45,742,842, respectively, or net unrealized appreciation of $3,686,603.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $13,391 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $183,539,523 and $173,859,787, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Communication services	$2,705,728	$—	$—
Energy	2,364,110	3,125	—
Financials	1,486,504	—	—
Technology	1,380,140	—	—
Total common stocks	7,936,482	3,125	—
Convertible bonds and notes	—	417,470,502	1,704,165
Convertible preferred stocks	14,695,517	142,169,371	—
Corporate bonds and notes	—	4,007,195	—
Warrants	—	—	260,551
Short-term investments	21,971,065	—	—

Totals by level	$44,603,064	$563,650,193	$1,964,716

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Equity contracts	$260,551	$—

Total	$260,551	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Convertible Securities Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 28, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 28, 2012